SCHEDULE OF RESULTS OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2022
Draganfly innovations inc. [member]
Reserve Quantities [Line Items]
Name of subsidiary	Draganfly Innovations Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Draganfly innovations usa, inc. [member]
Reserve Quantities [Line Items]
Name of subsidiary	Draganfly Innovations USA, Inc.
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics systems inc. [member]
Reserve Quantities [Line Items]
Name of subsidiary	Dronelogics Systems Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%